UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09613

Name of Fund:	Legg Mason Investment Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31,

Date of reporting period: March 31, 2009

Item 1 – Schedule of Investments

Quarterly Report to Shareholders	1

Portfolio of Investments

Legg Mason Opportunity Trust

March 31, 2009 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 90.1%
Consumer Discretionary — 20.1%
Hotels, Restaurants and Leisure — 2.1%
Boyd Gaming Corp.	2,020,000	$7,534,600
Fontainebleau Equity Holding LLC	2,083,333	93,750	A,B
International Game Technology	1,100,000	10,142,000
MGM Mirage	1,900,000	4,427,000	C

		22,197,350

Household Durables — 6.2%
Centex Corp.	2,878,100	21,585,750
Lennar Corp.	2,660,544	19,980,686
The Ryland Group Inc.	1,385,387	23,080,547

		64,646,983

Internet and Catalog Retail — 6.6%
Amazon.com Inc.	400,000	29,376,000	C
Expedia Inc.	4,300,000	39,044,000	C

		68,420,000

Leisure Equipment and Products — 2.6%
Eastman Kodak Co.	7,189,200	27,318,960

Media — 2.6%
Spot Runner Inc.	10,250,359	26,650,933	A,B,D

Financials — 24.1%
Capital Markets — 2.6%
Morgan Stanley	1,200,000	27,324,000

Consumer Finance — 1.5%
SLM Corp.	3,041,132	15,053,604	C

Diversified Financial Services — 1.9%
CIT Group Inc.	6,947,300	19,799,805

Insurance — 12.2%
Assured Guaranty Ltd.	5,864,040	39,699,551	D
Genworth Financial Inc.	4,700,000	8,930,000
Hartford Financial Services Group Inc.	3,935,000	30,889,750
Prudential Financial Inc.	960,000	18,259,200
XL Capital Ltd.	5,300,000	28,938,000

		126,716,501

Real Estate Investment Trusts (REITs) — 4.3%
Ellington Financial LLC	2,500,000	31,875,000	A,B,C,D,E
Hatteras Financial Corp.	500,000	12,495,000

		44,370,000

Real Estate Management and Development — 1.6%
Domus Co. Investment Holdings LLC	95,000,000	10,288,500	A,B
Market Leader Inc.	4,513,007	6,634,120	C,D

		16,922,620

		Shares/Par	Value
Common Stocks and Equity Interests — Continued
Health Care — 7.1%
Biotechnology — 2.3%
MannKind Corp.		6,911,953	$24,053,597	C,D

Health Care Providers and Services — 4.8%
CIGNA Corp.		700,000	12,313,000
Health Net Inc.		2,580,723	37,368,869	C

			49,681,869

Industrials — 7.3%
Airlines — 5.0%
Delta Air Lines Inc.		4,300,000	24,209,000	C
UAL Corp.		6,105,000	27,350,400	C

			51,559,400

Professional Services — 2.3%
Monster Worldwide Inc.		2,942,700	23,983,005	C

Information Technology — 9.1%
Internet Software and Services — 2.1%
Yahoo! Inc.		1,700,000	21,777,000	C

Software — 7.0%
CA Inc.		1,900,000	33,459,000
Convera Corp.		4,443,889	822,119	C,D
Red Hat Inc.		2,155,700	38,457,688	C

			72,738,807

Investment Funds — 4.9%
AP Alternative Assets, LP		3,750,000	5,212,500	A
Aston Capital Partners LP		25,000,000	9,535,000	A,B
Lane Five Capital Partners		25,000,000	13,400,000	A,B
Pangaea One LP		31,601,944	22,598,550	A,B,D

			50,746,050

Telecommunication Services — 13.6%
Diversified Telecommunication Services — 5.3%
Level 3 Communications Inc.		59,780,500	54,998,060	C

Wireless Telecommunication Services — 8.3%
NII Holdings Inc.		2,338,176	35,072,640	C
Sprint Nextel Corp.		14,500,000	51,765,000	C

			86,837,640

Utilities — 3.9%
Independent Power Producers and Energy Traders — 3.9%
The AES Corp.		6,951,327	40,387,210	C

Total Common Stocks and Equity Interests (Cost — $2,200,475,751)			936,183,394
Preferred Stocks — 17.3%
Financials — 12.0%
Diversified Financial Services — 12.0%
Bank of America Corp.	7.250%	95,000	40,327,500	F
Citigroup Capital XVI	6.450%	554,950	4,045,585
Citigroup Inc.	8.125%	1,880,270	28,730,526
Citigroup Inc.	6.500%	1,289,000	35,254,150	F
Fifth Third Bancorp	8.500%	400,000	16,480,000	F

			124,837,761

		Shares/Par	Value
Preferred Stocks — Continued
Consumer Discretionary — 0.4%
Hotels, Restaurants and Leisure — 0.4%
Fontainebleau Resorts LLC	12.500%	49,520	$3,575,065	A,B

Information Technology — 4.9%
Internet Software and Services — 4.9%
Ning Inc.	0.000%	7,796,420	31,731,429	A,B,D,F
Sermo Inc. Series C Cv.	0.000%	2,783,874	13,919,370	A,B,D,F
Zillow Inc. Series C	0.000%	4,326,440	5,624,372	A,B,D,F

			51,275,171

Total Preferred Stocks (Cost — $200,022,916)			179,687,997
Repurchase Agreements — 2.1%
Goldman Sachs Group Inc. 0.10% dated 3/31/09, to be repurchased at $10,811,873 on 4/1/09 (Collateral: $10,025,000 Federal Home Loan Bank, 4.750%, due 12/16/16, value $11,077,166)		$10,811,843	10,811,843
JPMorgan Chase and Co. 0.12% dated 3/31/09, to be repurchased at $10,811,878 on 4/1/09 (Collateral: $10,858,000 Federal Home Loan Bank, 5.250%, due 6/12/09 and Fannie Mae, 5.050%, due 6/11/18; value $11,133,238)		10,811,842	10,811,842

Total Repurchase Agreements (Cost — $21,623,685)			21,623,685
Total Investments — 109.5% (Cost — $2,422,122,352)G			1,137,495,076
Other Assets Less Liabilities — (9.5)%			(98,240,237)

Net Assets — 100.0%			$1,039,254,839

A	Restricted Security. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.
B	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
C	Non-income producing.
D	As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2009, the total market value of Affiliated Companies was $203,609,041, and the cost was $374,218,302.
E	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 3.07% of net assets.
F	Convertible Security - Security may be converted into the issuer’s common stock.
G	Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$111,536,938
Gross unrealized depreciation	(1,396,164,214)

Net unrealized depreciation	$(1,284,627,276)

Net Asset Value Per Share:

Class C	$4.63

Institutional Class	$4.93

Financial Intermediary Class	$4.77

Class R	$4.79

Class A	$4.64

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$1,137,495,076	$946,579,422	$21,623,685	$169,291,969

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of December 31, 2008	$179,108,013
Accrued Premiums/Discounts	—
Realized Gain (Loss)	(10,342,270)	(1)
Change in unrealized appreciation (depreciation)	5,512,628	(2)
Net purchases (sales)	(4,986,402)
Transfers in and/or out of Level 3	—

Balance as of March 31, 2009	$169,291,969

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(250,349,018)	(2)

(1) This amount is included in net realized gain (loss) from investment.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, includes a company in which a Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended March 31, 2009:

Company	Affiliate Mkt Value at 12/31/08	Purchased		Sold		Current Yr. Amortization Div/Interest Income	Affiliate Mkt Value at 3/31/09	Realized Gain/Loss
		Cost	Shares/Par	Cost	Shares/Par

Assured Guaranty Ltd.	$65,911,836	$532,178	82,300			$260,178	$39,699,551

Convera Corp.	1,199,850						822,119

Ellington Financial LLC	31,875,000						31,875,000

MannKind Corp.	23,707,999						24,053,597

Market Leader Inc.	7,672,112						6,634,120

Ning, Inc.	31,731,429						31,731,429

Pangaea One LP	18,806,606	4,963,692	N/A				22,598,550

Sermo Inc., Series C	13,919,370						13,919,370

Spot Runner, Inc.	26,650,933						26,650,933

Zillow, Inc. Series C	5,624,372						5,624,372

	$227,099,507	$5,495,870		—		$260,178	$203,609,041	—

Restricted Securities

Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Number of Units/Shares/Interest	Acquisition Date(s)	Cost	Fair Value at 3/31/09	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments

AP Alternative Assets, LP	3,750,000	June 2006	$75,000,000	$5,212,500	$1.39	0.50%

Aston Capital Partners LP	25,000,000	November 2005	25,000,000	9,535,000	0.38	0.92%

Domus Co. Investment Holdings LLC	95,000,000	April 2007	95,000,000	10,288,500	0.11	0.99%

Ellington Financial LLC	2,500,000	August 2007	50,000,000	31,875,000	12.75	3.07%

Fontainebleau Equity	2,083,333	June 2007	24,999,996	93,750	0.05	0.01%

Holding LLC

Fontainebleau Resorts LLC, 12.5%	49,520	June 2007, March 2009	48,039,041	3,575,065	72.19	0.34%

Lane Five Capital Partners LP	25,000,000	January 2007	25,000,000	13,400,000	0.54	1.29%

NING Inc.	7,796,420	July 2007	25,000,000	31,731,429	4.07	3.05%

Pangaea One LP	31,601,944	August, September 2007, January,	$31,601,944	$22,598,550	$0.72	2.18%		$42,384,319
		March, May, August, October,
		December 2008, February 2009

Sermo Inc. Series C	2,783,874	August 2007	25,000,000	13,919,370	5.00	1.34%

Spot Runner Inc.	10,250,359	March, June 2007, January 2008	50,000,006	26,650,933	2.60	2.56%

Zillow Inc. Series C	4,326,440	September 2007	20,000,001	5,624,372	1.30	0.54%

			$494,640,988	$174,504,469		16.79%	—	$42,384,319

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of March 31, 2009, the Fund did not hold any derivative instruments.

Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By:	/s/ David R. Odenath

David R. Odenath

President, Legg Mason Investment Trust, Inc.

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath

David R. Odenath

President, Legg Mason Investment Trust, Inc.

Date: May 28, 2009

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak

Chief Financial Officer, Legg Mason Investment Trust, Inc.

Date: May 28, 2009